UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments — Reality Shares DIVS ETF

July 31, 2015 (unaudited)

	Number of Contracts	Value
Purchased Index Options — 670.5%(a)

S&P 500 Index Options expiring 12/19/15, Call Strike Price $2,000	7,700	$103,749,800

S&P 500 Index Options expiring 12/16/16, Put Strike Price $2,000	7,700	101,024,000

Total Purchased Index Options (Cost $256,047,744)		204,773,800

	Shares
Money Market — 32.4%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(b) (Cost $9,912,298)	9,912,298	9,912,298

Total Investments before written index options — 702.9% (Cost $265,960,042)		214,686,098

	Number of Contracts	Value
Written Index Options — (617.9)%(a)

S&P 500 Index Options expiring 12/16/16, Call Strike Price $2,000	(7,700)	(155,393,700)

S&P 500 Index Options expiring 12/19/15, Put Strike Price $2,000	(7,700)	(33,325,600)

Total Written Index Options [Premiums Received ($243,205,257)]		(188,719,300)

Total Investments — 85.0% (Cost $22,754,785)		25,966,798
Other Assets in Excess of Liabilities — 15.0%		4,575,441

Net Assets — 100.0%		$30,542,239

Cash posted with custodian as collateral to broker for index option contracts was $0 at July 31, 2015.

(a)	The Fund’s strategy is to invest in a portfolio of purchased and written listed index option contracts used in combination to provide exposure to the expected dividends implied in the S&P 500 index options. For this reason and in keeping with the Fund’s strategy, the index options are traded and held in combination only. This means for each purchased option, there will be an offsetting written option on the same underlying index, same contract type, same strike price, but with a different expiration date. The net option premium of the Fund’s portfolio as of July 31, 2015 was $16,054,500, representing 52.6% of net assets.

(b)	Rate shown reflects the 7-day yield at July 31, 2015.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Reality Shares DIVS ETF (continued)

July 31, 2015 (unaudited)

Open futures contracts outstanding at July 31, 2015:

Type	Broker	Expiration Date	Number of Contracts Sold	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	Morgan Stanley	December 2015	(1,539)	$(382,266,687)	$(382,739,681)	$(472,994)
90 Day Eurodollar	Morgan Stanley	March 2016	(1,539)	(381,503,967)	(382,104,844)	(600,877)
90 Day Eurodollar	Morgan Stanley	June 2016	(1,539)	(380,682,325)	(381,373,819)	(691,494)
90 Day Eurodollar	Morgan Stanley	September 2016	(1,539)	(379,846,391)	(380,604,319)	(757,928)

						$(2,523,293)

Cash posted with FCM as collateral for futures contracts was $5,617,350 at July 31, 2015.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2015 (unaudited)

FAIR VALUE MEASUREMENT:

The Financial Accounting Standards Board established a framework for measuring fair value in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETF’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the ETF’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets *
Money Market Fund	$9,912,298	$—	$—	$9,912,298
Purchased Index Options	—	204,773,800	—	204,773,800

Total Assets	$9,912,298	$204,773,800	$—	$214,686,098

Liabilities
Written Index Options	—	(188,719,300)	—	(188,719,300)
Other Financial Instruments **	(2,523,293)	—	—	(2,523,293)

Total Liabilities	$(2,523,293)	$(188,719,300)	$—	$(191,242,593)

Total	$7,389,005	$16,054,500	$—	$23,443,505

*	See the Schedule of Investments for breakout by security category.

**	Other financial instruments include futures contracts. Futures contracts are presented at net unrealized appreciation (depreciation).

During the period ended July 31, 2015, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

FEDERAL INCOME TAX:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends, if any, are paid to shareholders invested in the Fund on the applicable record date, at least annually. Distributions from realized capital gains, if any, will be distributed by the Fund at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Investments	$265,960,042	$—	$(51,273,944)	$(51,273,944)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	9/14/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	9/14/15

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	9/14/15

*	Print the name and title of each signing officer under his or her signature.